Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our equity grant practices ensure all grants are made on fixed pre-established grant dates and at exercise prices or grant prices equal to the “fair market value” of e.l.f. Beauty common stock on such dates. For the last five years, we have generally granted our annual equity awards to our executive officers at the beginning of June, which is the month that immediately follows the release of our year-end financial results. Our Compensation Committee has determined that this methodology is prudent in that it allows for the market to process all reported public information (including initial financial guidance for the upcoming fiscal year, if any) prior to establishing the value of annual equity awards for our executive officers.
We do not otherwise maintain any formal written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. If we decide to issue stock option grants, our Compensation Committee will consider whether there is any material nonpublic information about us when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of any material nonpublic information. We have not timed the release of any material nonpublic information for the purpose of affecting the value of executive compensation. We do not backdate, reprice, or grant stock options retroactively.

Award Timing Method	Our equity grant practices ensure all grants are made on fixed pre-established grant dates and at exercise prices or grant prices equal to the “fair market value” of e.l.f. Beauty common stock on such dates. For the last five years, we have generally granted our annual equity awards to our executive officers at the beginning of June, which is the month that immediately follows the release of our year-end financial results. Our Compensation Committee has determined that this methodology is prudent in that it allows for the market to process all reported public information (including initial financial guidance for the upcoming fiscal year, if any) prior to establishing the value of annual equity awards for our executive officers.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not otherwise maintain any formal written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. If we decide to issue stock option grants, our Compensation Committee will consider whether there is any material nonpublic information about us when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of any material nonpublic information. We have not timed the release of any material nonpublic information for the purpose of affecting the value of executive compensation. We do not backdate, reprice, or grant stock options retroactively.

MNPI Disclosure Timed for Compensation Value	false